Acquisitions - Lonmin - Assets/liabilities, goodwill (Details) R in Millions	Jun. 10, 2019 USD ($)	Jun. 10, 2019 ZAR (R)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 10, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Borrowings				R (2,605.7)
Gain on Acquisition
Goodwill			$ 489,000,000	R 6,894.2		$ 480,100,000	R 6,889.6	$ 510,700,000	R 7,012.2
Lonmin
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Property, plant and equipment					R 3,527.1
Right-of-use assets					133.3
Other investments					269.0
Environmental rehabilitation obligation funds					299.2
Other non-current assets					517.3
Inventories					5,177.3
Trade and other receivables					946.6
Other current assets					15.0
Cash and cash equivalents					3,035.0
Lease liabilities					(133.3)
Environmental rehabilitation obligation and other provisions					(1,826.3)
Other non-current liabilities					(933.0)
Borrowings					(2,605.7)
Trade and other payables					(2,662.5)
Other current liabilities					(90.4)
Total fair value of identifiable net assets acquired					5,668.6
PGM (4E) basket price (R/oz) | $	$ 1,025
Palladium price (USD/oz) | $	1,170
Borrowing settled | $	$ 174,300,000
Gain on Acquisition
Consideration					4,306.6
Fair value of identifiable net assets acquired					(5,668.6)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities					R 269.5
Gain on acquisition		R (1,092.5)
Proportion of ownership interests held by non-controlling interests	4.75%	4.75%
Marikana operations | Lonmin
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Discount rate used in current estimate of value in use	13.50%				13.50%